Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 26 - Subsequent Events

A.	On March 26, 2012, in conjunction with the 298' patent infringement case, the Court issued an Order adopting the Magistrate Judge's Report and Recommendation on contempt and damages in a sum of $1,291,892. See Note 17(c)(2).